FINANCIAL INSTRUMENTS, Measurement Frequency (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Concentrations of risk [Abstract]
Percentage of operating revenue from a single customer (in hundredths)	41.00%	55.00%		54.00%
Operating revenues	$ 64,339	$ 76,382	$ 146,263
8.5% Senior Notes due 2013 [Member]
Liabilities [Abstract]
Stated interest rate	8.50%
3.75% senior unsecured convertible bonds due 2016 [Member]
Liabilities [Abstract]
Stated interest rate	3.75%
3.25% senior unsecured convertible bonds due 2018 [Member]
Liabilities [Abstract]
Stated interest rate	3.25%
Recurring Basis [Member]
Assets [Abstract]
Available for sale securities	66,690
Interest rate/ currency swap contracts - short-term and long-term receivables	12,515
Total assets	79,205
Liabilities [Abstract]
NOK500 million senior unsecured bonds due 2014	72,007
Floating rate NOK bonds due 2017	98,261
3.75% unsecured convertible bonds due 2016	123,110
3.25% unsecured convertible bonds due 2018	335,360
Interest rate/ currency swap contracts - short-term and long-term payables	71,551
Total liabilities	700,289
Recurring Basis [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets [Abstract]
Available for sale securities	47,585
Total assets	47,585
Liabilities [Abstract]
NOK500 million senior unsecured bonds due 2014	72,007
Floating rate NOK bonds due 2017	98,261
3.75% unsecured convertible bonds due 2016	123,110
3.25% unsecured convertible bonds due 2018	335,360
Total liabilities	628,738
Recurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets [Abstract]
Interest rate/ currency swap contracts - short-term and long-term receivables	12,515
Total assets	12,515
Liabilities [Abstract]
Interest rate/ currency swap contracts - short-term and long-term payables	71,551
Total liabilities	71,551
Recurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member]
Assets [Abstract]
Available for sale securities	19,105
Total assets	19,105
Liabilities [Abstract]
Total liabilities	$ 0